UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 62.5%
FHLMC - 20.5%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	7/1/20	$20	$20
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.500%	1/1/21	17,311	17,779
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	11/16/32	11,000,000	11,066,199	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	345,407	383,862
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-7/1/47	35,630,468	37,722,023
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	13,573	15,185
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43	2,779,981	2,878,225
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/12/47	25,000,000	25,092,773	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/12/47	64,300,000	66,321,960	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	22,700,000	23,902,390	(a)

Total FHLMC				167,400,416

FNMA - 33.6%
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	12,803	13,106
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	76,087	84,719
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	379	383
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	8,241,593	8,215,382
Federal National Mortgage Association (FNMA)	2.790%	7/1/27	6,155,077	6,156,488
Federal National Mortgage Association (FNMA)	2.900%	7/1/27	4,600,000	4,615,216
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	243,349	265,874
Federal National Mortgage Association (FNMA)	2.500%	11/16/32	36,000,000	36,205,617	(a)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/47	42,290,657	44,968,542
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-10/1/45	17,511,352	18,958,352
Federal National Mortgage Association (FNMA)	3.500%	9/1/42-3/1/57	65,815,010	67,919,716
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	15,211,406	15,349,953
Federal National Mortgage Association (FNMA)	3.500%	10/12/47	39,400,000	40,620,475	(a)
Federal National Mortgage Association (FNMA)	4.000%	10/12/47	30,000,000	31,589,062	(a)

Total FNMA				274,962,885

GNMA - 8.4%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	43,549	49,869
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	113,662	120,216
Government National Mortgage Association (GNMA)	6.000%	11/15/32	633,737	730,880
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,433,606	1,578,893
Government National Mortgage Association (GNMA) II	3.000%	2/20/46	8,104,662	8,229,344
Government National Mortgage Association (GNMA) II	3.500%	8/20/47	1,995,659	2,083,721
Government National Mortgage Association (GNMA) II	3.000%	10/23/47	12,200,000	12,370,609	(a)
Government National Mortgage Association (GNMA) II	3.500%	10/23/47	600,000	623,672	(a)
Government National Mortgage Association (GNMA) II	4.000%	10/23/47	16,400,000	17,271,890	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	10/23/47	$20,000,000	$21,321,875	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.099%)	2.316%	8/20/58	90,125	91,856	(b)
Government National Mortgage Association (GNMA) II (1 mo. LIBOR + 1.813%)	3.046%	6/20/60	3,586,487	3,777,449	(b)

Total GNMA				68,250,274

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $511,473,736)				510,613,575

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 8.6%
ACE Securities Corp., 2004-OP1 M1 (1 mo. USD LIBOR + 0.780%)	2.017%	4/25/34	780,222	782,827	(b)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	4.612%	11/25/32	1,942,945	1,869,099	(b)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,930,000	2,871,942	(c)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	567,648	592,188
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	2,086,016	2,166,121	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	6,707	6,623	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.567%	7/25/36	400,556	376,206	(b)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	1.374%	7/15/36	61,660	54,368	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.137%	10/27/31	1,852,154	1,894,101	(b)(c)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	1.687%	12/25/42	409,444	399,298	(b)(c)
Encore Credit Receivables Trust, 2005-4 M5 (1 mo. USD LIBOR + 0.650%)	1.887%	1/25/36	1,840,000	1,392,040	(b)
Fremont Home Loan Trust, 2002-1 M1 (1 mo. USD LIBOR + 1.250%)	2.487%	8/25/33	2,500,577	2,364,163	(b)
GSAA Home Equity Trust, 2007-4 A2 (1 mo. USD LIBOR + 0.200%)	1.437%	3/25/37	2,125,257	1,177,980	(b)
GSAMP Trust, 2004-SEA2 M2 (1 mo. USD LIBOR + 1.250%)	2.487%	3/25/34	5,880,151	4,443,415	(b)
Hertz Vehicle Financing LLC, 2015-3A D	5.330%	9/25/21	2,000,000	1,924,660	(c)
Hertz Vehicle Financing LLC, 2016-3A D	5.410%	7/25/20	2,400,000	2,347,630	(c)
Lehman ABS Manufactured Housing Contract, 2001-B A6	6.467%	4/15/40	296,086	304,702	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	2.062%	9/25/31	391,574	384,686	(b)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4 (1 mo. USD LIBOR + 0.290%)	1.527%	12/25/35	1,522,217	1,499,056	(b)
Morgan Stanley ABS Capital I, 2002-HE3 M1 (1 mo. USD LIBOR + 1.650%)	2.887%	3/25/33	1,663,429	1,660,100	(b)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	3.712%	11/25/33	6,729	6,633	(b)
RAAC Series, 2005-SP2 2A (1 mo. USD LIBOR + 0.300%)	1.537%	6/25/44	1,909,395	1,673,719	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
RAAC Series, 2006-RP2 A (1 mo. USD LIBOR + 0.250%)	1.487%	2/25/37	$12,583	$12,553	(b)(c)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.507%	5/25/36	613,891	604,586	(b)(c)
Receivables Acquisition LLC, 2017-1 A2B	6.991%	9/16/19	4,581,472	4,587,199	(d)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,685,303	1,575,632
Residential Asset Securities Corp., 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)	1.677%	1/25/36	1,693,812	1,699,835	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	1.577%	3/25/36	132,975	264,448	(b)
SACO I Trust, 2006-6 A (1 mo. USD LIBOR + 0.260%)	1.497%	6/25/36	235,543	527,647	(b)
SLM Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	1.610%	6/15/39	3,380,000	3,229,803	(b)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	7,560,000	6,596,350	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	12,314,965	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,952,902	(c)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	2,500	2,626,563	(c)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	2,220,026	(c)
Structured Asset Securities Corp., 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.457%	2/25/36	1,408,968	95,765	(b)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. LIBOR + 0.430%)	1.667%	3/25/37	63,621	63,250	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $69,037,884)				70,563,081

			FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 32.0%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	1.777%	2/25/36	414,883	349,001	(b)
American Home Mortgage Assets, 2006-3 3A12 (1 mo. USD LIBOR + 0.190%)	1.427%	10/25/46	910,621	857,677	(b)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.754%	4/10/49	592,801	553,354	(b)
Banc of America Funding Corp., 2015-R2 04A2 (1 mo. USD LIBOR + 0.165%)	1.628%	9/29/36	5,606,164	3,391,897	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-FL1 C (1 mo. LIBOR + 3.100%)	4.334%	12/15/31	7,450,000	7,501,617	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.950%	8/10/45	4,594,622	4,038,686	(b)(c)
BCAP LLC Trust, 2015-RR2 25A1	2.631%	10/28/36	1,447,679	1,414,445	(b)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	287,677
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	731,279	428,692	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC E (1 mo. USD LIBOR + 7.400%)	8.634%	11/15/21	4,620,000	4,495,667	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A1 (1 mo. LIBOR + 0.460%)	1.786%	10/25/35	2,224,447	2,164,920	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,509,487	(c)
Commercial Mortgage Trust, 2013-CR12 E	5.252%	10/10/46	380,000	279,682	(b)(c)
Commercial Mortgage Trust, 2014-LC17 D	3.687%	10/10/47	3,100,000	2,154,290	(c)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000	2,015,313	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	$1,400,000	$687,319	(b)(c)
Commercial Mortgage Trust, 2015-PC1 D	4.589%	7/10/50	2,785,000	2,131,566	(b)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	1.817%	5/25/34	1,438,215	1,448,712	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.300%)	1.537%	1/25/36	294,196	273,411	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B (1 mo. USD LIBOR + 0.200%)	1.436%	7/20/46	185,018	124,462	(b)
Countrywide Home Loans, 2004-16 1A3A (1 mo. USD LIBOR + 0.760%)	1.997%	9/25/34	1,720,410	1,655,226	(b)
Countrywide Home Loans, 2004-R1 1AF (1 mo. USD LIBOR + 0.400%)	1.637%	11/25/34	169,210	148,522	(b)(c)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.657%	7/25/36	301,244	280,193	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1 (1 mo. USD LIBOR + 0.360%)	1.597%	3/25/35	42,889	38,616	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	274,796	296,343
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,047,452	3,480,302
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,908,092	3,874,986	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3 (12 mo. Monthly Treasury Average Index + 2.540%)	2.918%	8/27/36	1,776,707	1,817,345	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2 (12 mo. Monthly Treasury Average Index + 0.840%)	1.616%	10/27/46	4,111,000	3,959,681	(b)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	3,990,596	3,997,383	(c)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	8.854%	7/15/32	3,000,000	2,988,894	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	2,003,065	2,010,788	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B1	3.084%	7/25/57	4,076,582	2,963,483	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B2	3.084%	7/25/57	4,676,961	2,797,693	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B3	3.084%	7/25/57	3,976,476	1,892,162	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 B4	3.084%	7/25/57	4,577,042	1,108,216	(b)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,020,987	(b)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	378,944	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,619,769	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	130,586
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO (-1.000 × 1 mo. USD LIBOR + 6.150%)	4.916%	5/15/29	91,196	11,819	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO (-1.000 × 1 mo. USD LIBOR + 6.140%)	4.906%	1/15/37	83,345	12,322	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS REMIC IO (-1.000 × 1 mo. USD LIBOR + 7.000%)	5.766%	12/15/37	847,503	146,551	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	7,496	128
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,918,626
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 × 1 mo. USD LIBOR + 5.950%)	4.716%	10/15/41	1,212,153	205,576	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO (-1.000 × 1 mo. USD LIBOR + 6.650%)	5.416%	8/15/40	1,482,975	202,731	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO (-1.000 × 1 mo. USD LIBOR + 5.900%)	4.666%	12/15/41	$3,360,893	$473,553	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	844,751	79,903
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	6,278,034	5,463,174
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	3,186,138	270,074
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	5,965,252	558,874
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	6,651,470	917,933
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	12,520,991	1,210,355
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	4,316,910	516,716
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	5,760,155	793,665
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	14,787,450	1,988,820
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	7,794,454	694,502
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 × 1 mo. USD LIBOR + 6.250%)	5.016%	9/15/42	2,153,560	341,499	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	10,293,329	9,680,717
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.864%	12/15/37	12,115,095	576,732	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,215,743	1,365,142
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,655,715	255,087	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.876%	9/25/55	10,962,214	895,635	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	89,480,695	402,216	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,493,000	432,795	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.916%	8/25/56	18,138,000	1,663,400	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.100%	8/25/56	513,461,536	2,557,552	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	9,384,943	7,574,241
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.928%	2/15/38	1,157,760	75,395	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	11.987%	3/25/25	6,050,624	7,713,904	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	11.737%	10/25/28	2,408,196	2,978,667	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	11.237%	7/25/29	2,550,000	2,600,401	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.782%	9/25/41	16,200,000	1,406,141	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.851%	1/25/42	21,598,714	1,100,487	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	$151,810	$34,459
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	789,698	855,063
Federal National Mortgage Association (FNMA), 2009-059 LB	5.041%	8/25/39	871,201	943,872	(b)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	2,846,522	3,084,211
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	852,669	154,802
Federal National Mortgage Association (FNMA), 2010-084 SK, IO (-1.000 × 1 mo. USD LIBOR + 6.560%)	5.323%	8/25/40	2,968,274	567,807	(b)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	92,410	94,955
Federal National Mortgage Association (FNMA), 2010-150 SK, IO (-1.000 × 1 mo. USD LIBOR + 6.530%)	5.293%	1/25/41	1,606,063	294,054	(b)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	56,832	58,297
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	422,736	475,999
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	985,011	65,054
Federal National Mortgage Association (FNMA), 2011-144 PT	11.817%	1/25/38	780,755	950,716	(b)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO (-1.000 × 1 mo. USD LIBOR + 6.550%)	5.313%	12/25/40	7,559,489	1,071,261	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	910,906	996,678
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	600,085	701,173
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 × 1 mo. USD LIBOR + 6.600%)	5.363%	7/25/42	4,560,011	881,717	(b)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	3,046,628	462,999
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	3,913,238	360,842
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	14,804,472	1,396,038
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	9,390,268	847,057
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	526,630	608,063
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	4,283,012	4,742,839
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.834%	8/25/44	3,388,435	204,660	(b)
Federal National Mortgage Association (FNMA), 2014-047 IA, IO	1.729%	8/25/44	6,039,895	358,833	(b)
Federal National Mortgage Association (FNMA), 2014-049 KS, IO	1.820%	8/25/44	5,524,608	307,889	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.237%	11/25/24	2,717,829	3,050,993	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.487%	1/25/29	6,648,582	8,217,603	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.487%	4/25/29	6,490,000	7,673,241	(b)(c)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	2,062,621	381,552
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	136,294	27,051

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	$166,410	$31,855
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	117,507	24,169
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	97,729	21,220
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	80,900	16,238
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	787,842	150,091
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	6,000,000	3,303,550	(b)
Government National Mortgage Association (GNMA), 2002-057 FK (1 mo. LIBOR + 0.500%)	1.734%	8/16/32	519,770	522,545	(b)
Government National Mortgage Association (GNMA), 2003-094 SD, IO (-1.000 × 1 mo. USD LIBOR + 6.560%)	5.326%	7/16/33	33,922	6,038	(b)
Government National Mortgage Association (GNMA), 2004-059 FP (1 mo. LIBOR + 0.300%)	1.534%	8/16/34	984,542	987,052	(b)
Government National Mortgage Association (GNMA), 2004-081 SK, IO (-1.000 × 1 mo. USD LIBOR + 6.200%)	4.966%	10/16/34	1,109,290	180,312	(b)
Government National Mortgage Association (GNMA), 2007-017 IB, IO (-1.000 × 1 mo. USD LIBOR + 6.250%)	5.014%	4/20/37	6,453,150	1,047,197	(b)
Government National Mortgage Association (GNMA), 2007-045 QB, IO (-1.000 × 1 mo. USD LIBOR + 6.600%)	5.364%	7/20/37	1,088,194	119,150	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	2.386%	11/20/59	1,377,168	1,393,147	(b)
Government National Mortgage Association (GNMA), 2010-004 SI, IO (-1.000 × 1 mo. USD LIBOR + 6.100%)	4.866%	11/16/34	2,669,595	372,667	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 × 1 mo. USD LIBOR + 6.500%)	5.264%	3/20/39	49,321	3,159	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO (-1.000 × 1 mo. USD LIBOR + 6.480%)	5.244%	4/20/40	16,361	2,608	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,243,576	2,359,446
Government National Mortgage Association (GNMA), 2010-059 SM, IO (-1.000 × 1 mo. USD LIBOR + 6.000%)	4.766%	5/16/40	834,159	123,526	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 × 1 mo. USD LIBOR + 6.650%)	5.414%	1/20/40	38,020	4,721	(b)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	76,473	472
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	72,902	108
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	6,560,931	468,349
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	1.916%	2/20/60	4,412,965	4,434,387	(b)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC (-1.000 × 1 mo. USD LIBOR + 6.080%)	4.846%	3/16/39	245,404	11,459	(b)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	388,983	29,862
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,546,513	2,793,652
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.566%	9/16/46	10,410,417	191,173	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2012-013 SK, IO (-1.000 × 1 mo. USD LIBOR + 6.650%)	5.414%	2/20/41	$2,287,093	$336,352	(b)
Government National Mortgage Association (GNMA), 2012-070 IO, IO	0.506%	8/16/52	24,184,882	584,974	(b)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	8,742,263	1,008,263
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.906%	9/16/51	11,575,080	603,300	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.072%	9/16/44	5,744,728	309,864	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.155%	2/16/46	18,624,361	1,050,804	(b)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.803%	6/16/55	8,420,645	375,790	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.870%	9/16/55	5,184,151	281,773	(b)
Government National Mortgage Association (GNMA), 2014-091 SB, IO (-1.000 × 1 mo. USD LIBOR + 5.600%)	4.366%	6/16/44	3,135,752	468,988	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	6,901,272	1,376,709
Government National Mortgage Association (GNMA), 2016-051 NS, IO (-1.000 × 1 mo. USD LIBOR + 6.050%)	4.814%	4/20/46	5,738,524	1,040,502	(b)
Government National Mortgage Association (GNMA), 2016-087, IO, IO	1.007%	8/16/58	26,731,972	2,035,265	(b)
Government National Mortgage Association (GNMA), 2017-100 IO, IO	0.810%	5/16/59	16,964,895	1,212,396	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	257,163	242,660
GS Mortgage Securities Trust, 2007-GG10 AM	5.950%	8/10/45	1,312,360	1,346,880	(b)
GS Mortgage Securities Trust, 2013-GC14 F	4.922%	8/10/46	540,000	413,165	(b)(c)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,886,972
GS Mortgage Securities Trust, 2015-GS1 E	4.570%	11/10/48	1,400,000	947,628	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	700,000	414,462	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1 (1 mo. USD LIBOR + 0.350%)	1.587%	1/25/36	2,345,989	2,039,959	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	1.637%	4/25/36	2,180,646	1,915,773	(b)(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A (1 mo. USD LIBOR + 0.200%)	1.437%	9/19/46	411,636	374,950	(b)
Homebanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	1.977%	12/25/34	2,136,601	2,114,580	(b)
IMPAC CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	1.937%	3/25/35	379,483	360,434	(b)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	1.737%	5/25/37	645,969	635,669	(b)(c)
IMPAC Secured Assets Corp., 2005-2 A1 (1 mo. USD LIBOR + 0.320%)	1.557%	3/25/36	308,797	249,417	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1 (6 mo. USD LIBOR + 1.900%)	3.324%	3/25/35	144,598	142,533	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 D	4.721%	8/15/46	3,000,000	2,679,272	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	$686,540	$588,512
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,530,000	3,942,443
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,459,771	1,217,084	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.990%	2/12/49	4,200,000	3,355,757	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.154%	2/15/51	372,820	362,808	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	6,290,000	1,881,862	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 D	4.724%	7/15/47	3,600,000	2,964,105	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. LIBOR + 4.250%)	5.484%	11/15/31	1,830,000	1,727,409	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.447%	4/25/46	844,497	697,865	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. LIBOR + 0.200%)	1.434%	5/25/47	202,228	167,533	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,900,910	1,594,285	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	652,489	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	3,000,000	2,043,276	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.679%	10/15/48	1,350,000	775,537	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.363%	12/12/49	750,000	706,723	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.070%)	1.307%	6/25/36	42,533	19,282	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	1.494%	7/26/45	1,194,297	1,179,934	(b)(c)
Multifamily Trust, 2016-1 B	8.988%	4/25/46	3,581,433	3,877,041	(b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,872,295	1,935,884	(b)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A (1 mo. LIBOR + 0.380%)	1.424%	9/25/46	258,605	230,698	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,944,446	1,870,826	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1 (12 mo. USD LIBOR + 1.870%)	3.446%	5/25/35	15,658	15,756	(b)
Structured ARM Loan Trust, 2005-02 A2 (1 mo. USD LIBOR + 0.250%)	1.487%	2/25/35	192,201	174,974	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	1.417%	7/25/46	204,283	188,462	(b)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.587%	3/25/35	212,940	191,099	(b)(c)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	1.587%	6/25/35	307,421	271,015	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	879,915	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	1,152,600	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.221%	2/15/51	4,940,000	5,066,282	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.062%	6/25/33	76,575	78,112	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1 (1 mo. USD LIBOR + 0.270%)	1.507%	12/25/45	$523,646	$522,568	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	1.527%	12/25/45	53,228	52,317	(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	316,273	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.765%	11/15/48	3,000,000	1,996,191	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $258,264,493)				261,267,509

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $838,776,113)				842,444,165

SHORT-TERM INVESTMENTS - 30.8%
U.S. Treasury Bills - 6.1%
U.S. Treasury Bills (Cost - $49,968,267)	0.953%	10/26/17	50,000,000	49,968,267	(f)

Certificates of Deposit - 11.0%
BNP Paribas NY Branch	1.180%	10/18/17	15,000,000	15,000,000
Landesbank Hessen-Thuringen	1.200%	10/18/17	15,000,000	15,000,000
Norinchukin Bank	1.200%	11/1/17	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.	1.200%	10/2/17	15,000,000	15,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.190%	10/5/17	15,000,000	15,000,000
Toronto-Dominion Bank	1.180%	11/1/17	15,000,000	15,000,000

Total Certificates of Deposit (Cost - $90,000,000)				90,000,000

Commercial Paper - 3.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.201%	10/5/17	15,000,000	14,998,500	(f)
NRW Bank	1.211%	10/13/17	10,000,000	9,996,303	(f)

Total Commercial Paper (Cost - $24,994,803)				24,994,803

U.S. Government Agencies - 6.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $49,956,083)	1.021%	11/2/17	50,000,000	49,956,083	(f)

			SHARES
Money Market Funds - 4.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $36,800,000)	1.050%		36,800,000	36,800,000	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $251,719,153)				251,719,153

TOTAL INVESTMENTS - 133.9% (Cost - $1,090,495,266)				1,094,163,318
Liabilities in Excess of Other Assets - (33.9)%				(276,715,610)

TOTAL NET ASSETS - 100.0%				$817,447,708

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2017, the Fund held TBA securities with a total cost of $286,768,352.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown represents yield-to-maturity.

(g)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $36,800,000 and the cost was $36,800,000 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMB	— Cash Management Bill
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritizations of Real Estate Mortgage Investment Conduits
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT‡ - (3.1)%
MORTGAGE-BACKED SECURITIES - (3.1)%
FNMA - (3.1)%
Federal National Mortgage Association (FNMA) (Proceeds - $25,393,867)	3.500%	10/12/47	$(24,500,000)	$(25,258,925	)(a)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis.

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	263	12/17	$31,065,416	$30,902,500	$(162,916)
U.S. Treasury 10-Year Notes	229	12/17	28,894,686	28,696,562	(198,124)
U.S. Treasury Long-Term Bonds	16	12/17	2,482,404	2,445,000	(37,404)

					(398,444)

Contracts to Sell:
U.S. Treasury 2-Year Notes	9	12/17	1,946,752	1,941,328	5,424

Net unrealized depreciation on open futures contracts					$(393,020)

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	8,282	USD	9,867	Barclays Bank PLC	10/19/17	$(70)

Abbreviations used in this table:

USD	— United States Dollar
EUR	— Euro

At September 30, 2017, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc.	89,600,000		10/6/17	0.135%**	FNCL**	—	$262,126	(b)
Credit Suisse	4,895,283	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	(9,560	)(b)

Total						—	$252,566

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$510,613,575	—	$510,613,575
Asset-Backed Securities	—	65,975,882	$4,587,199	70,563,081
Collateralized Mortgage Obligations	—	261,267,509	—	261,267,509

Total Long-Term Investments	—	$837,856,966	$4,587,199	$842,444,165

Short-Term Investments†	—	251,719,153	—	251,719,153

Total Investments	—	$1,089,576,119	$4,587,199	$1,094,163,318

Other Financial Instruments:
Futures Contracts	$5,424	—	—	5,424
OTC Total Return Swaps	—	262,126	—	262,126

Total Other Financial Instruments	$5,424	$262,126	—	$267,550

Total	$5,424	$1,089,838,245	$4,587,199	$1,094,430,868

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short	—	$25,258,925	—	$25,258,925
Futures Contracts	$398,444	—	—	398,444
OTC Total Return Swaps	—	9,560	—	9,560
Forward Foreign Currency Contracts	—	70	—	70

Total	$398,444	$25,268,555	—	$25,666,999

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

		Purchased		Sold				Net Increase
	Affiliate							(Decrease) in	Affiliate
	Value at							Unrealized	Value at
	December 31,					Realized	Interest	Appreciation	September 30,
	2016	Cost	Shares	Cost	Shares	Gain (Loss)	Income	(Depreciation)	2017
Western Asset Government Cash Management Portfolio LLC	$—	$104,800,000	104,800,000	$68,000,000	68,000,000	—	$877	—	$36,800,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017